Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 15,024,188		$ 2,302,558		¥ 17,015,089	¥ 13,408,421
Cost and expenses:
Cost of revenues (including share-based compensation of RMB21,661, RMB23,972 and RMB18,449 in 2018, 2019 and 2020, respectively)	(7,976,781)		(1,222,495)		(8,492,096)	(7,182,897)
Research and development (including share-based compensation of RMB152,806, RMB175,053 and RMB175,870 in 2018, 2019 and 2020, respectively)	(1,167,677)		(178,954)		(1,095,031)	(760,644)
Sales and marketing (including share-based compensation of RMB142,927, RMB196,311 and RMB158,902 in 2018, 2019 and 2020, respectively)	(2,813,922)		(431,252)		(2,690,824)	(1,812,262)
General and administrative (including share-based compensation of RMB263,419, RMB1,012,896 and RMB325,465 in 2018, 2019 and 2020, respectively)	(763,150)		(116,958)		(1,527,282)	(640,023)
Total cost and expenses	(12,721,530)		(1,949,659)		(13,805,233)	(10,395,826)
Other operating income	228,777		35,062		344,843	253,697
Income from operations	2,531,435		387,961		3,554,699	3,266,292
Interest income	444,471		68,118		407,542	272,946
Interest expense	(78,872)		(12,088)		(78,611)	(56,503)
Other gain or loss, net	1,500		230		(15,711)	(43,200)
Income before income tax and share of income on equity method investments	2,898,534		444,221		3,867,919	3,439,535
Income tax expense	(755,620)		(115,804)		(883,801)	(699,648)
Income before share of income on equity method investments	2,142,914		328,417		2,984,118	2,739,887
Share of income (loss) on equity method investments	(42,522)		(6,517)		(23,350)	48,660
Net income	2,100,392		321,900		2,960,768	2,788,547
Less: net loss attributable to non-controlling interest	(3,092)		(474)		(10,122)	(27,228)
Net income attributable to the shareholders of Momo Inc.	¥ 2,103,484		$ 322,374		¥ 2,970,890	¥ 2,815,775
Net income per share attributable to ordinary shareholders
Basic | (per share)	¥ 5.05		$ 0.77		¥ 7.15	¥ 6.92
Diluted | (per share)	¥ 4.83		$ 0.74		¥ 6.76	¥ 6.59
Weighted average shares used in calculating net income per ordinary share
Basic	416,914,898		416,914,898		415,316,627	407,009,875
Diluted	452,081,642	[1]	452,081,642	[1]	451,206,091	433,083,643

[1]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2018, an incremental weighted average number of 14,821,852 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 11,251,916 ordinary shares resulting from the assumed conversion of convertible senior notes were included.